Dollar [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dollar | TEMPCASH | Dollar Shares
Prospectus [Line Items]
Annual Return [Percent]	5.21%	4.98%	1.45%	none	0.40%	2.05%	15.41%	[1]	0.76%	0.09%	0.02%

[1]	A portion of the Fund’s total return was attributable to a special income distribution that took place on December 12, 2018.